Capitalized Costs Relating to Oil and Natural Gas Producing Activities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Evaluated oil and natural gas properties	$ 4,598,211	[1]	$ 2,974,855	[1]	$ 2,591,861	[1]
Support equipment and facilities	185,997		5,910		5,760
Unevaluated oil and natural gas properties	48,229		46,413		31,593
Accumulated depletion, depreciation, and amortization	(1,334,235)	[1]	(623,362)	[1]	(468,291)	[1]
Subtotal	3,498,202		2,403,816		2,160,923
Eliminations [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Accumulated depletion, depreciation, and amortization	46,013		49,884
MRD [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Evaluated oil and natural gas properties	1,590,997		1,226,417		1,052,219
Unevaluated oil and natural gas properties	48,229		46,413		26,589
Accumulated depletion, depreciation, and amortization	(391,145)		(256,629)		(202,581)
Subtotal	1,248,081		1,016,201		876,227
MEMP [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Evaluated oil and natural gas properties	3,007,214	[1]	1,748,438	[1]	1,539,642	[1]
Support equipment and facilities	185,997		5,910		5,760
Unevaluated oil and natural gas properties					5,004
Accumulated depletion, depreciation, and amortization	(989,103)	[1]	(416,617)	[1]	(265,710)	[1]
Subtotal	$ 2,204,108		$ 1,337,731		$ 1,284,696

[1]	Amounts do not include costs for SPBPC and related support equipment.